Consolidated Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, Shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, Shares issued	0	0	0
Preferred stock, Shares outstanding	0	0	0
Common Stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares authorized	150,000,000	150,000,000	150,000,000
Common Stock, Shares issued	81,396,664	71,905,363	57,500,000
Common Stock, Shares outstanding	81,396,664	71,905,363	57,500,000